Investments (Details) - Schedule of interest in joint venture (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cresca's [Member]
Investments (Details) - Schedule of interest in joint venture (Parentheticals) [Line Items]
Company’s interest	50.00%	50.00%